Stock based compensation - Narrative (Details) - USD ($)		11 Months Ended	12 Months Ended
	Dec. 24, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)		10,100,000	4,800,000	2,200,000
Fair value per option (in dollars per share)		$ 0.65	$ 2.00	$ 4.40
Aggregate intrinsic value, options exercised		$ 0	$ 0	$ 400,000
Options surrendered (in shares)			1,434,410
Unrecognized compensation expense for options		2,000,000.0
Income tax benefit realized from stock option exercises		$ 0	$ 0	$ 0
Exercise of stock options (in shares)		0	0	0
Number of common stock shares into which warrants may be converted (in shares)	3,358,732
Exercise price of warrants (in dollars per share)	$ 1.45
Quarterly vesting period	3 years
Warrants term		5 years
Aggregate intrinsic value, options outstanding		$ 0			$ 2,600,000
Aggregate intrinsic value, exercisable		$ 0			$ 700,000
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense for options, period of recognition		2 years 4 months 24 days
Expected volatility rate, minimum		39.00%
Expected volatility rate, maximum		134.00%
Expected dividend yield		0.00%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Equity instruments other than options, exercisable (in shares)		0
Weighted-average grant-date fair value of RSU's granted (in dollars per share)		$ 1.60	$ 14.30
Equity instruments other than options granted (in shares)				55,175
Aggregate intrinsic value, RSU's exercised		$ 118,261	$ 39,535	$ 0
Unrecognized compensation expense		0
Tax benefit recognized from RSU exercises		$ 100,000	$ 0	$ 0
Estimated volatility rate		57.00%
Exercise price (in dollars per share)		$ 0.05	$ 0.05		$ 0.05
Warrants, weighted average remaining contractual term		1 year
Intrinsic value of outstanding equity instruments other than options		$ 1,550,000
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense for options, period of recognition		5 years
Expected volatility rate, minimum		52.00%
Expected volatility rate, maximum		69.00%
Expected dividend yield		0.00%
Equity instruments other than options, exercisable (in shares)		0
Unrecognized compensation expense		$ 2,200,000
Equity instruments other than options expected to vest (in shares)		3,358,732
Equity instruments other than options expected to vest, intrinsic value		$ 500,000
Equity instruments other than options Vested (in shares)		0
Exercise price (in dollars per share)		$ 1.45			$ 1.45
Warrants, weighted average remaining contractual term		9 years 11 months 23 days
Intrinsic value of outstanding equity instruments other than options					$ 900,000
Intrinsic value of exercisable equity instruments other than options					$ 900,000